Significant Accounting Policies - Fair Value of Financial Instruments (Details) $ in Billions	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
Carrying amount of long-term debt	$ 25.7
Estimated fair value of long-term debt	$ 26.5